Contingent Liabilities, Commitments, and Other Financial Obligations - Summary of Detailed Information About Financial Obligations from Outstanding Purchase Order (Detail) € in Thousands	Dec. 31, 2021 EUR (€)
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Financial obligations from outstanding purchase orders	€ 2,777
Intangible assets [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Financial obligations from outstanding purchase orders	41
Property, plant and equipment [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Financial obligations from outstanding purchase orders	€ 2,736